Intangible Assets (Details)				6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 01, 2026 USD ($)	May 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Intangible Assets [Line Items]
Crypto assets measured at fair value	$ 5,774			$ 5,774		$ 121,000
Crypto asset, unrealized gain				3,000
License fee payable	2,786,454			2,786,454
License fees payable, current	1,906,039			1,906,039
License fees payable, noncurrent	$ 880,415			$ 880,415
Crypto asset, number of units
Crypto asset, cost		$ 238,709,000	$ 238,709,000
Asset, impairment loss			$ 322,668,000	$ 323,000
Crypto Asset, Sale				112,000
Other receivables, net, current	$ 161,000			$ 161,000		$ 15,000
Technology [Member]
Intangible Assets [Line Items]
Intangible asset useful life	15 years			15 years
Trademarks [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible asset useful life	15 years			15 years
Trademarks [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible asset useful life	9 years			9 years
Patents [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible asset useful life	10 years			10 years
Patents [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible asset useful life	5 years			5 years
Licensing Agreements [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible asset useful life	3 years			3 years
Licensing Agreements [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible asset useful life	1 year			1 year
Customer Relationships [Member]
Intangible Assets [Line Items]
Intangible asset useful life	19 years			19 years
Other Intangible Assets [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible asset useful life	9 years			9 years
Other Intangible Assets [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible asset useful life	2 years			2 years
Ethereum [Member]
Intangible Assets [Line Items]
Number of crypto assets held	3.63			3.63
Crypto asset, unrealized gain				$ 3,464
POL [Member]
Intangible Assets [Line Items]
Number of crypto assets held	1,196.71			1,196.71
WeCan Tokens [Member]
Intangible Assets [Line Items]
Crypto asset, number of units						195,788,312
Carrying amount		$ 561,377,000
Crypto Asset, Sale
Fair value of assets acquired	65,412,000
Cash	65,412,000			$ 65,412,000
Other receivables, net, current	$ 16,214,000			$ 16,214,000